Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (34,203)	$ (60,239)	$ (114,964)
Cash flows from investing activities:
Proceeds from sale of equity method investments	0	0	94,604
Proceeds from sale of equity investments without readily determinable fair values	0	4,585	32,726
Proceeds from repayment of the note issued by OPI	9,564	0	0
Net cash provided by investing activities	17,592	170,844	263,285
Cash flows from financing activities:
Proceeds from exercise of share options	8	526	262
Cash distribution to shareholders related to acquisition of OPI	0	(168,983)	0
Repayment of borrowings	(82,214)	(119,000)	(68,025)
Net cash used in financing activities	(23,446)	(254,179)	(67,113)
Effect of exchange rate changes	466	(836)	10,631
Reportable Legal Entities [Member] | Parent Company [Member]
STATEMENTS OF CASH FLOWS
Net cash used in operating activities	13,850	16,026	(32,412)
Cash flows from investing activities:
Proceeds from sale of equity method investments	0	0	91,926
Proceeds from sale of equity investments without readily determinable fair values	0	4,585	32,726
Purchase of equity method investment	0	0	(500)
Proceeds from repayment of the note issued by OPI	9,564	0	0
Net cash provided by investing activities	9,564	4,585	124,152
Cash flows from financing activities:
Proceeds from exercise of share options	10	1,107	262
Proceeds from borrowings	7,000	27,000	0
Cash distribution to shareholders related to acquisition of OPI	0	(133,665)	0
Repayment of borrowings	(31,000)	(12,000)	(10,000)
Net cash used in financing activities	(23,990)	(117,558)	(9,738)
Net increase (decrease) in cash and cash equivalents	(576)	(96,947)	82,002
Cash and cash equivalents at beginning of year	749	97,697	15,694
Effect of exchange rate changes	0	(1)	1
Cash and cash equivalents at end of year	$ 173	$ 749	$ 97,697